PROPERTY, PLANT AND EQUIPMENT - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 658,629
Impairment reversal		$ 24,357
Ending balance	701,175	658,629
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,151,796	1,041,565
Additions	150,373	111,203
Disposals	(16,792)	(14,555)
Costs written off	(9,998)
Impairment reversal		24,357
Property write downs		(1,646)
Change in estimate of close down and restoration provision	3,269	(9,128)
Transfers	0	0
Ending balance	1,278,648	1,151,796
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(493,167)	(377,737)
Charge for the year	(106,186)	(127,254)
Disposals	12,728	11,824
Costs written off	9,152
Ending balance	(577,473)	(493,167)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	229,829
Ending balance	283,729	229,829
Plant and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	545,090	509,008
Additions	102,275	33,738
Disposals	(15,485)	(13,555)
Costs written off	(9,998)
Impairment reversal		24,357
Property write downs		0
Change in estimate of close down and restoration provision	0	(8,458)
Transfers	0	0
Ending balance	621,882	545,090
Plant and equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(315,261)	(276,170)
Charge for the year	(44,772)	(50,915)
Disposals	12,728	11,824
Costs written off	9,152
Ending balance	(338,153)	(315,261)
Mineral properties subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	215,367
Ending balance	224,228	215,367
Mineral properties subject to depreciation | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	393,273	306,277
Additions	33,371	43,118
Disposals	0	0
Costs written off	0
Impairment reversal		0
Property write downs		(747)
Change in estimate of close down and restoration provision	3,269	(670)
Transfers	33,635	45,295
Ending balance	463,548	393,273
Mineral properties subject to depreciation | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(177,906)	(101,567)
Charge for the year	(61,414)	(76,339)
Disposals		0
Costs written off	0
Ending balance	(239,320)	(177,906)
Mineral properties not yet subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	121,854
Ending balance	101,990	121,854
Mineral properties not yet subject to depreciation | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	121,854	133,560
Additions	13,771	33,589
Disposals	0	0
Costs written off	0
Impairment reversal		0
Property write downs		0
Change in estimate of close down and restoration provision	0	0
Transfers	(33,635)	(45,295)
Ending balance	101,990	121,854
Mineral properties not yet subject to depreciation | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Charge for the year	0	0
Disposals		0
Costs written off	0
Ending balance	0	0
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	91,579
Ending balance	91,228	91,579
Exploration and evaluation assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	91,579	92,720
Additions	956	758
Disposals	(1,307)	(1,000)
Costs written off	0
Impairment reversal		0
Property write downs		(899)
Change in estimate of close down and restoration provision	0	0
Transfers	0	0
Ending balance	91,228	91,579
Exploration and evaluation assets | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Charge for the year	0	0
Disposals		0
Costs written off	0
Ending balance	$ 0	$ 0